Acquisitions and divestitures (Details Narrative) shares in Millions, R$ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Nov. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Dec. 21, 2021 USD ($)	Jun. 22, 2021 USD ($)	Jun. 22, 2021 BRL (R$)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash contributions							$ 157.5
Equity							40,981.0	$ 37,358.0	$ 35,306.0		$ 34,821.0
Closing transaction	$ 72.0
Realized loss during the period							87.0
Acquired the minority interest							130.0
Realized gain during the acquisitions							3.0
Net debt							9,560.0	7,915.0
Realized gain recorded on equity results							31.0
Gain from disposals of non-current assets							1,121.0
Non-current assets net							214.0
Property, plant and equipment							916.0
Working capital adjustments							9.0
Reclassification adjustments on exchange differences on translation, net of tax			$ 140.0					4,830.0	4,749.0
Gain on exchange differences on translation, net of tax			37.0
Number of shares sold during investments | shares							34.2
Value of shares received from sale of investments							$ 1,259.0
Other reserves to retained earnings							522.0
Vale Shipping Holding [Member]
IfrsStatementLineItems [Line Items]
Recognized gain during the period									771.0
Vale Nouvelle Caledonie S. A. S. [Member]
IfrsStatementLineItems [Line Items]
Non-current assets net								98.0
Reclassification adjustments on exchange differences on translation, net of tax							1,132.0
Ferroalloys [Member]
IfrsStatementLineItems [Line Items]
Cash transferred									25.0	$ 40.0
Sale of the assets								11.0
Impairment loss								10.0	$ 10.0
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Gain from disposals of non-current assets								$ 2,511.0
Arcelor Mittal Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Investment			111.0
Accounts receivable			$ 24.0
Sale of interest		$ 1,082.0
Net debt		$ 1,149.0
Vale Mocambique [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Percentage of voting interest acquired					15.00%
Loss due to negative reserves					$ 331.0	R$ 1,666
Ownership interest in subsidiary (as a percent)					95.00%	95.00%
Nacala Corridor Holding [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment							441.0
Cash transferred					$ 2,517.0
Percentage of voting interest acquired					50.00%
Settlement of loans with third parties					$ 2,517.0
Loss on pre-existing relationship					$ 771.0
V B M [Member]
IfrsStatementLineItems [Line Items]
Equity							$ 3,400.0
Nucor Corporation [Member] | Discontinued operations [member] | California Steel Industries Inc [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in joint venture							50.00%
Nucor Corporation [Member] | Discontinued operations [member] | Disposal Of Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities							$ 437.0
Recognized gain during the period							292.0
Gains on disposals of investments							142.0
Reclassification due							150.0
Vulcan Minerals [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Working capital adjustments							589.0
Reclassification adjustments on exchange differences on translation, net of tax							3,072.0
Receivable from coal net assets				$ 270.0
Royalty consideration, term				10 years
Net income from discontinued operations							2,060.0
Derecognition of noncontrolling interest							$ 585.0